Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The PCC has generally granted annual equity awards, including stock option grants to the NEOs, each year on the date of a regularly scheduled PCC meeting in the first quarter of the year after the release of our annual financial results.
During 2024, the PCC did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to the NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q,
10-K or 8-K that discloses material nonpublic information.

Award Timing Method	During 2024, the PCC did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to the NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q,
10-K or 8-K that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false